LEASES (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Equipment leasing income	$ 24,718,821	$ 192,386,583	$ 182,164,539	$ 163,690,966
Cost of operating lease asset		8,618,580	14,510,730
Accumulated depreciation		4,106,408	6,750,528
Depreciation expense		$ 1,249,873	1,681,965	1,750,739
Minimum [Member]
Lessee, Operating Lease, Remaining Lease Term		3 months
Minimum [Member] | HONG KONG
Lessee, Operating Lease, Remaining Lease Term		1 year
Maximum [Member]
Lessee, Operating Lease, Remaining Lease Term		23 months
Maximum [Member] | HONG KONG
Lessee, Operating Lease, Remaining Lease Term		4 years
Equipment Leasing [Member]
Equipment leasing income		$ 3,958,978	$ 5,690,002	$ 6,176,271
Land [Member]
Lessee, Operating Lease, Remaining Lease Term		55 years